Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit)

Income tax expense (benefit) for the years ended December 31, 2011, 2010, and 2009 consists of the following (in thousands):

	December 31,
	2011	2010	2009
Federal tax expense (benefit):
Current	$8,319	$8,114	$9,434
Deferred	(2,257)	(1,315)	(3,758)

	6,062	6,799	5,676

State and local tax expense (benefit):
Current	1,061	1,161	2,122
Deferred	(626)	(1,590)	(1,180)

	435	(429)	942

Total income tax expense	$6,497	$6,370	$6,618

Reconciliation between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate

Reconciliation between the amount of reported total income tax expense and the amount computed by multiplying the applicable statutory income tax rate for the years ended December 31, 2011, 2010, and 2009 is as follows (dollars in thousands):

	December 31,
	2011	2010	2009
Tax expense at statutory rate of 35%	$8,162	$7,057	$6,542
Increase (decrease) in taxes resulting from:
State tax, net of federal income tax	283	(279)	612
Bank owned life insurance	(1,041)	(796)	(613)
Incentive stock options	149	149	166
Bargain purchase gain	(1,246)	—	—
Other, net	190	239	(89)

Income tax expense	$6,497	$6,370	$6,618

Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010, are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$10,783	$8,838
Deferred loan fees	—	33
Capitalized leases	697	802
Charitable deduction carryforward	1,340	2,153
Deferred compensation	2,399	2,135
Accrued salaries	718	525
Postretirement benefits	511	498
Equity awards	1,759	1,351
Unrealized actuarial losses on post retirement benefits	201	197
Straight-line leases adjustment	852	704
Asset retirement obligation	102	99
Reserve for accrued interest receivable	1,671	1,304
Reserve for loan commitments	135	154
New Jersey NOL	—	22
Employee Stock Ownership Plan	132	—
Other	543	255

Total gross deferred tax assets	21,843	19,070

Deferred tax liabilities:
Depreciation	145	213
Unrealized gains on securities — AFS	11,835	7,468
Mortgage servicing rights	24	49
Employee Stock Ownership Plan	—	78
Step up to fair market value of acquired loans	62	95
Step up to fair market value of acquired investment	—	1
Bargain purchase gain	2,297	—
Deferred loan fees	179	—
Other	—	12

Total gross deferred tax liabilities	14,542	7,916

Valuation allowance	1,038	1,038

Net deferred tax asset	$6,263	$10,116